Operating Expenses	12 Months Ended
Dec. 31, 2021
Disclosure of other operating expense [text block] [Abstract]
OPERATING EXPENSES

7. OPERATING EXPENSES

For the years ended December 31,	2021	2020	2019
Compensation and employee benefits(a)	$154,975	$89,882	$87,943
Other operating expenses(b)	48,864	57,622	40,332
Cost of sales(c)	30,215	33,370	37,224
Operating expenses	$234,054	$180,874	$165,499

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(a)      Compensation and employee benefits included salaries, bonuses, commissions, post-employment benefits and charges arising from share-based compensation.

(b)      Other operating expenses included general and administrative expenses, marketing expenses, in-orbit insurance expenses, professional fees and facility costs. The balance for year ended December 31, 2021 included $2.1 million of leases not capitalized due to exemptions and variable lease payments not included in the measurement of the leases liabilities (December 31, 2020 - $1.9 million).

(c)      Cost of sales included the cost of third-party satellite capacity, the cost of equipment sales and other costs directly attributable to fulfilling the Company’s obligations under customer contracts.

The cost of equipment sales included in the cost of sales is as follows:

For the years ended December 31,	2021	2020	2019
Cost of equipment sale	$6,210	$10,416	$7,003